INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Loss before income tax expense
Non-PRC	$ (355)	¥ (2,302)	¥ 8,533	¥ (6,777)
PRC	(16,834)	(109,047)	(18,471)	(26,157)
Loss before income taxes	(17,189)	(111,349)	(9,938)	(32,934)
Income tax expense (benefit)
Current	411	2,665	11,837	(11,809)
Deferred	(3,902)	(25,279)	(14,934)	13,104
Income tax expense (benefit)	$ (3,491)	¥ (22,614)	¥ (3,097)	¥ 1,295
Ireland | ChinaCache Ireland Limited ("ChinaCache IE")
Income taxes
Foreign statutory corporate income tax rate (as a percent)	12.50%	12.50%
United States of America | ChinaCache North America, Inc. | Maximum
Income taxes
Foreign statutory corporate income tax rate (as a percent)	35.00%	35.00%
United States of America | CALIFORNIA | ChinaCache North America, Inc.
Income taxes
State Income Tax (as a percent)	8.84%	8.84%
HK | ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK")
Income taxes
Foreign statutory corporate income tax rate (as a percent)	16.50%	16.50%
PRC
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%
PRC | HNTE
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | ChinaCache Beijing | HNTE | Tax Year 2013 to 2015
Income taxes
Preferential tax rate (as a percent)					15.00%
PRC | Beijing Blue IT | HNTE | Tax Year 2015 to 2017
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%